Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Net book value	$ 434,545	$ 426,467
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	10
Net book value	$ 271,863
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	6
Net book value	$ 162,270